Accrued liabilities and other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current
Rebates payable to customers	$ 841	$ 677
VAT and other taxes payable	8,394	8,597
Security deposit received from customers	789	822
Accrued employee benefits	9,690	10,567
Accrued professional fees	3,799	4,048
Accrued marketing and hosting expense	1,250	1,257
Consideration payable		3,458
Advance from a former non-controlling interest shareholder		500
Others	563	613
Accrued liabilities and other current liabilities	25,326	30,539
Non-current
Deferred other income		368
Consideration payable		1,703
Severance liabilities	38
Accrued liabilities and other non current liabilities	$ 38	$ 2,071